Note 10 - Other Income (Details Textual) $ in Thousands, R in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Government grants, export incentive on gold	2.50%	10.00%			3.50%
Income from sale of rock dump				$ 217
Income from pension benefits fund surplus pay-out			R 4.8	363
Eersteling rock dump, one [member] | SH Minerals [member]
Statement Line Items [Line Items]
Income from sale of rock dump			1.0	79
Eersteling rock dump, two [member] | SH Minerals [member]
Statement Line Items [Line Items]
Income from sale of rock dump			R 2.0	$ 138